Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
Note 7. Stockholders’ Equity
Common and Preferred Stock
As of March 31, 2023, we had a total of 1,000,000,000 shares of stock authorized to be issued, of which 950,000,000 shares are designated as common stock, $0.0001 par value per share, and 50,000,000 shares are designated as preferred stock, $0.0001 par value per share. Holders of common stock are entitled to one vote for each share held and entitled to receive dividends when and if declared by the board of directors. Through and as of March 31, 2023, we have not declared any dividends.
Equity Incentive Plans
We adopted the 2022 Equity Incentive Plan (“2022 Plan”) effective September 14, 2022. The 2022 Plan authorizes awards in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, or performance awards and may be granted to directors, employees or consultants.
As of March 31, 2023, the total number of shares reserved for issuance under the 2022 Plan was 13,915,807, which includes the increase in shares reserved pursuant to the evergreen provisions contained in the 2022 Plan and the assumed awards that were cancelled, expired or otherwise terminated without having been exercised in full, were tendered to or withheld for payment of an exercise price or for tax withholding obligations, or were forfeited to or repurchased due to failure to vest. The number of shares available for issuance under the 2022 Plan may be increased annually at the beginning of the fiscal year, subject to certain limitations.

The Amprius Technologies, Inc. 2016 Equity Incentive Plan (“2016 Plan”), which we maintained prior to the Business Combination, was terminated concurrently with the adoption of the 2022 Plan. However, the 2016 Plan continues to govern the terms and conditions of the outstanding awards previously granted under the 2016 Plan.
The 2022 Plan and 2016 Plan are collectively referred to as the “Equity Incentive Plans.”
Stock Options
Stock options granted under the Equity Incentive Plans provided an exercise price not less than 100% of the fair value at the grant date, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date or 90 days from the termination of the optionee, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a period of four years.
As of March 31, 2023, the total unrecognized stock-based compensation expense related to the unvested stock options was approximately $7.7 million, which we expect to recognize over a weighted-average period of 2.9 years.
Restricted Stock Units (“RSU”)
The fair value of RSUs is determined based upon the market closing price of our common stock on the date of grant. RSUs generally vest over a period of approximately four years from the date of grant, subject to the continued employment or services of the grantee.
As of March 31, 2023, the total unrecognized stock-based compensation expense related to the unvested RSUs was approximately $2.4 million, which we expect to recognize over a weighted-average period of 3.8 years.
Amprius Holdings 2008 Stock Plan
The stock-based compensation costs associated with grants to certain individuals who provided services to our company under the Amprius Holdings 2008 Stock Plan were included in the accompanying condensed consolidated statements of operations, with a corresponding increase in additional paid-in
capital. The remaining unrecognized compensation cost as of March 31, 2023 was not material.
Employee Stock Purchase Plan (“ESPP”)
We adopted the 2022 Employee Stock Purchase Plan (“ESPP”) effective September 14, 2022. As of March 31, 2023, the total number of shares reserved for issuance was 1,836,101, which may be increased annually at the beginning of the fiscal year subject to certain limitations. The ESPP is intended to qualify under Section 423 of the Internal Revenue Code of 1986 (as amended) and will provide eligible employees an opportunity to purchase our common stock at a discount through payroll deductions. We have not established an offering under the ESPP as of March 31, 2023.
Executive Incentive Compensation Plan
On September 14, 2022, our board of directors approved our Executive Incentive Compensation Plan, which will allow us to grant incentive awards to certain executive employees, generally payable in cash, based upon achieving specified goals. We have the right to settle the award by granting an equity award, which may be subject to vesting conditions. All awards under the Executive Incentive Compensation Plan will be subject to reduction, cancellation, forfeiture, or recoupment in accordance with any clawback policy that we are required to adopt pursuant to applicable laws. As of March 31, 2023, there were no awards granted under the Executive Incentive Compensation Plan.
Common Stock Warrants
Outstanding stock warrants consisted of the following as of March 31, 2023:

	Number of Warrants	Exercise Price Per Share	Expiration Date
Public warrants	29,268,336	$11.50	September 14, 2027
Private warrants	16,400,000	$11.50	September 14, 2027
PIPE warrants	2,052,500	$12.50	September 14, 2027

Total warrants	47,720,836

Holders of the public warrants and private warrants are entitled to purchase one share our common stock at a price of $11.50 per share subject to adjustment pursuant to the Warrant Agreement, dated as of March 1, 2022. The public warrants are listed on the NYSE and are redeemable by us when the price per share of our common stock equals or exceeds $18.00 per share for at least 20 trading days during a period of 30 consecutive trading days prior to the redemption date. The private warrants are not listed on any securities exchange and not redeemable.
The warrants issued as part of units in a private placement in connection with the Business Combination (the “PIPE warrants”) are substantially identical to the public warrants, except that the exercise price of each PIPE warrant is $12.50 per share. In addition, we may only be able to redeem the PIPE warrants if the price per share of our common stock equals or exceeds $20.00 per share for at least 20 trading days during a period of 30 consecutive trading days prior to the redemption date. The PIPE warrants are also not listed on any securities exchange.
The warrants described above are classified as equity in accordance with the guidance under ASC
815-40,
Derivatives and Hedging–Contracts in Entity’s Own Equity
. Equity-classified contracts, such as stock warrants, are initially measured at fair value or allocated value. Any subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.
Stock Purchase Agreement
On September 27, 2022, we entered into the Purchase Agreement with BRPC II, pursuant to which we, at our option, have the right to sell to BRPC II up to $200.0 million of our common stock until January 1, 2025, subject to certain contractual terms. The purchase price will be determined by reference to the volume weighted average price of our common stock (as defined in the Purchase Agreement), less a discount of 3%. We cannot issue to BRPC II more than 19.99% of the aggregate number of shares of the common stock issued and outstanding immediately prior to the execution of the Purchase Agreement, except in limited circumstances. Proceeds from the sale of our common stock to BRPC II will depend upon the frequency and the market price of our common stock on the date of sale.
During the three months ended March 31, 2023, we issued a total of 331,351 shares of common stock to BRPC II with proceeds totaling $2.4 million. The deferred stock issuance cost, which is included in other assets in the accompanying condensed consolidated balance sheets and will be charged proportionally against the proceeds from future issuance of shares to BRPC II under the Purchase Agreement, was $0.6 million as of March 31, 2023.

Stock-Based Compensation
Stock-based compensation from stock options and RSUs under the Equity Incentive Plans and from stock options under the Amprius Holdings 2008 Stock Plan that we recorded were included in the following lines in the accompanying condensed consolidated statements of operations during the periods presented (in thousands):

	Three months ended March 31, 2023
	2023	2022
Cost of revenue	$169	$113
Research and development	20	6
Selling, general and administrative	537	337

Total stock-based compensation expense	$726	$456

Note 9. Stockholders’ Equity
Common and Preferred Stock
As of December 31, 2022, the Company was authorized to issue 1,000,000,000 shares of stock, of which 950,000,000 shares are designated as common stock, $0.0001 par value per share, and 50,000,000 shares are designated as preferred stock, $0.0001 par value per share. Holders of common stock are entitled to one vote for each share held and entitled to receive dividends when and if declared by the board of directors. The Company has not declared any dividends through and as of December 31, 2022.
Equity Incentive Plans
The Company adopted the 2022 Equity Incentive Plan (“2022 Plan”) effective September 14, 2022. The 2022 Plan authorizes awards in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, or performance awards and may be granted to directors, employees or consultants. The Company initially reserved a total of 9,900,000 shares of the Company’s common stock for issuance under the 2022 Plan, subject to the adjustment provisions and the evergreen provisions contained in the 2022 Plan. In addition, the shares reserved for issuance under the 2022 Plan include any assumed awards that, on or after the closing of the Business Combination, were cancelled, expired or otherwise terminated without having been exercised in full, were tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or were forfeited to or repurchased by the Company due to failure to vest (provided that the maximum number of shares that may be added to the 2022 Plan is 15,000,000 shares). The number of shares available for issuance under the 2022 Plan will be increased annually beginning January 1, 2023 equal to the lesser of (i) 30,000,000 shares, (ii) 5% of the total number of shares of common stock outstanding as of the last day of the immediately preceding fiscal year, or (iii) as may be determined by the Plan administrator. As of December 31, 2022, a total of 9,722,507 shares of common stock were reserved for issuance under the 2022 Plan.
Prior to the Business Combination, the Company maintained the 2016 Equity Incentive Plan (“2016 Plan”), which was adopted effective December 1, 2017. The 2016 Plan was terminated concurrently with the adoption of the 2022 Plan. As a result, no additional awards will be granted under the 2016 Plan. However, the 2016 Plan continues to govern the terms and conditions of the outstanding awards previously granted under the 2016 Plan.
The 2022 Plan and 2016 Plan are collectively referred to as the “Equity Incentive Plans.”
Stock Options
Stock options granted under the Equity Incentive Plans provided for an exercise price not less than 100% of the fair value at the grant date, unless the optionee is a 10% stockholder, in which case the option price would not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date or 90 days from the termination of the optionee, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a period of four years.
A summary of option activity under the Equity Incentive Plans as of December 31, 2022, and changes during the year ended December 31, 2022, is as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in Years)	Average Intrinsic Value (in Thousands)
Outstanding at January 1, 2022	10,372,865	$0.85	5.9	$16,208
Granted	3,875,412	$2.63
Exercised	(146,794)	$0.31
Expired/Forfeited	(27,609)	$2.03

Outstanding at December 31, 2022	14,073,874	$1.35	6.1	$92,629

Vested and exercisable at December 31, 2022	7,927,465	$0.64	3.9	$57,752

Vested and expected to vest at December 31, 2022	14,073,874	$1.35	6.1	$92,629

The weighted-average grant date fair value of options granted under the Equity Incentive Plans during the years ended December 31, 2022 and 2021 was $1.68 and $1.14 per share, respectively. The fair value of options granted was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2022	2021
Dividend yield	—%	—%
Expected volatility	59.2%	51.8%
Expected term (in years)	6.2	5.9
Risk-free rate	2.7%	1.1%

The total intrinsic value of options exercised during the years ended December 31, 2022 and 2021 was $1.2 million and $54 thousand, respectively. The fair value of options vested during the years ended December 31, 2022 and 2021 was $2.2 million and $0.9 million, respectively.
As of December 31, 2022, there was approximately $8.6 million of total unrecognized compensation cost related to outstanding stock options. That cost is expected to be recognized over a weighted-average period of 3.1 years.
Restricted Stock Units (“RSUs”)
The fair value of RSUs is determined based upon the market closing price of the Company’s common stock on the date of grant. RSUs generally vest over a period of approximately 4 years from the date of grant, subject to the continued employment or services of the grantee.
A summary of RSU activity under the Equity Incentive Plans as of December 31, 2022, and changes during the year ended December 31, 2022, is as follow:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2022	—	—
Granted	185,000	$10.40
Vested	—	—
Expired/Forfeited	—	—

Outstanding at December 31, 2022	185,000	$10.40

As of December 31, 2022, the total unrecognized stock-based compensation expense related to the unvested RSUs was approximately $1.9 million, which the Company expects to recognize over a weighted-average period of 4.0 years.
Amprius Holdings Equity Incentive Plan
Under the Amprius Holdings Plan, Amprius Holdings granted certain of its employees, directors and contract workers stock-based awards under such plan. When the Company was formed, certain employees, directors and contract workers of Amprius Holdings were transferred, or provided services, to the Company. As a result, the stock-based compensation costs associated with the outstanding stock-based awards granted to those employees, directors and contract workers were recorded by the Company from the date of their transfer to the Company up to the remaining vesting period of their outstanding awards, with a corresponding increase in additional paid-in
capital. The stock option grants under the Amprius Holdings Plan expire 10 years from the date of grant or 90 days from the termination of the optionee, vest over a period of two to four years, and are exercisable for shares of Amprius Holdings’ common stock.
Amprius Holdings has not granted stock options under the Amprius Holdings Plan to its employees or contractors who continued to provide services to the Company during the year ended December 31, 2022. Additionally, there were no stock options attributable to those employees and contractors of Amprius Holdings that were transferred or continued to provide services to the Company that were exercised or forfeited during the year ended December 31, 2022.
The fair value of options granted under the Amprius Holdings Plan during the year ended December 31, 2021 was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions: (i) divided yield of 0%, (ii) expected volatility of 52.2%, (iii) expected term of 5.0 years and (iv) risk free rate of 1.2%.

The weighted-average grant-date fair value of options granted under the Amprius Holdings Plan during the year ended December 31, 2021 was $2.50 per share. The total intrinsic value of stock options exercised under the Amprius Holdings Plan was $28 thousand during the year ended December 31, 2021. The fair value of options vested during the years ended December 31, 2022 and 2021 was $424 thousand and $273 thousand, respectively.
As of December 31, 2022, there was approximately $16 thousand of total unrecognized compensation cost related to outstanding stock options. That cost is expected to be recognized over a weighted-average period of approximately 1.3 years.
Employee Stock Purchase Plan
(
“ESPP”)
The Company adopted the ESPP effective September 14, 2022. Under the ESPP, the Company’s maximum number of shares available for issuance is 990,000 shares of common stock, which number may be increased annually beginning January 1, 2023, subject to certain limitations under the ESPP. The ESPP is intended to qualify under Section 423 of the Internal Revenue Code of 1986 (as amended) and will provide eligible employees an opportunity to purchase the Company’s common stock at a discount through payroll deductions. Under the ESPP, the Company may specify offering periods, provided that no offering period will have a duration exceeding 27 months. The purchase price per share is equal to 85% of the fair market value of a share of the Company’s common stock on the (i) offering date or (ii) purchase date, whichever is lower. The Company has not established an offering under the ESPP as of December 31, 2022.
Executive Incentive Compensation Plan
On September 14, 2022, the Company’s board of directors approved the Company’s Executive Incentive Compensation Plan, which will allow the Company to grant incentive awards to certain executive employees, generally payable in cash, based upon achieving specified goals. The Company has the right to settle the award by granting an equity award, which may be subject to vesting conditions. All awards under the Executive Incentive Compensation Plan will be subject to reduction, cancellation, forfeiture, or recoupment in accordance with any clawback policy that the Company is required to adopt pursuant to applicable laws. As of December 31, 2022, there were no grants under the Executive Incentive Compensation Plan.
Stock Warrants
Outstanding stock warrants consisted of the following as of December 31, 2022:

	Number of Warrants	Exercise Price Per Share	Expiration Date
Public warrants	29,268,336	$11.50	September 14, 2027
Private warrants	16,400,000	$11.50	September 14, 2027
PIPE warrants	2,052,500	$12.50	September 14, 2027

	47,720,836

Holders of the Public Warrants and Private Warrants are entitled to purchase one share of the Company’s common stock at a price of $11.50 per share subject to adjustment pursuant to the Warrant Agreement, dated as of March 1, 2022. The Public Warrants are listed on the NYSE and are redeemable by the Company when the price per share of the Company’s common stock equals or exceeds $18.00 per share for at least 20 trading days during a period of 30 consecutive trading days prior to the redemption date. The Private Warrants are not listed on any securities exchange and not redeemable by the Company.
The PIPE Warrants are substantially identical to the Public Warrants, except that the exercise price of each PIPE Warrant is $12.50 per share. In addition, the Company may only be able to redeem the PIPE Warrants if the price per share of the Company’s common stock equals or exceeds $20.00 per share for at least 20 trading days during a period of 30 consecutive trading days prior to the redemption date. The PIPE Warrants are also not listed on any securities exchange.
The warrants described above are classified as equity in accordance with the guidance under ASC
815-40,
Derivatives and Hedging–Contracts in Entity’s Own Equity
. Equity-classified contracts, such as stock warrants, are initially measured at fair value or allocated value. Any subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.
Common Stock Purchase Agreement
On September 27, 2022, the Company entered into a Purchase Agreement with BRPC II, pursuant to which the Company, at its option, has the right to sell to BRPC II up to $
200.0
 million of its common stock from time to time until January 1, 2025. The purchase price will be determined by reference to the volume weighted average price of the Company’s common stock (as defined in the Purchase Agreement), less a discount of
3
%. The Company cannot issue to BRPC II more than
19.99
% of the aggregate number of shares of the common stock issued and outstanding immediately prior to the execution of the Purchase Agreement, except in limited circumstances. Proceeds from the sale of the Company’s common stock to BRPC II will depend upon the frequency and the market price of the Company’s common stock on the date of sale.
The Company issued 84,793 shares of common stock to BRPC II upon execution of the Purchase Agreement as consideration for BRPC II’s commitment to purchase shares of the Company’s common stock. The Company incurred a total of $0.6 million in costs related to the execution of the Purchase Agreement and the issuance of the initial commitment shares during the year ended December 31, 2022 and such amount is initially recorded as deferred stock issuance costs included in other assets in the accompanying consolidated balance sheet as of December 31, 2022. Such deferred stock issuance cost will be charged proportionally against the gross proceeds of future shares issued to BRPC II based upon the total estimated funds the Company expect to raise under the Purchase Agreement. There were no other shares issued under the Purchase Agreement as of December 31, 2022.
Stock-Based Compensation
Stock-based compensation from stock options and RSUs under the Equity Incentive Plans and stock-based compensation from stock options under the Amprius Holdings Plan that were recorded by the Company were included in the following lines in the accompanying consolidated statements of operations during the periods presented (in thousands):

	Years ended December 31,
	2022	2021
Cost of revenue	$516	$693
Research and development	27	233
Selling, general and administrative	2,166	1,547

Total stock-based compensation	$2,709	$2,473